Notes to the Consolidated Statements of Financial Position - Schedule of Property and Equipment (Details) - Property and equipment [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net book value
Net book value	€ 256,280	€ 289,577
Cost [Member]
Cost
Balance at beginning	1,491,525	1,453,339
Additions	22,723	55,123
Disposals		(2,595)
Exchange differences	25,822	(14,342)
Balance at ending	1,540,070	1,491,525
Accumulated depreciation [Member]
Cost
Balance at beginning	(1,201,948)	(1,124,419)
Disposals		2,594
Exchange differences	(25,765)	13,668
Balance at ending	(1,283,790)	(1,201,948)
Accumulated depreciation
Depreciation charge for the year	€ (56,077)	€ (93,791)